Assets and Liabilities - Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Weighted average incremental borrowing rate		5.38%
Minimum
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Lease term	3 years
Top Of Range [Member]
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Lease term	5 years